<SEQUENCE>1
<FILENAME>cihi09302011.txt

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                     Form 13F

                               Form 13F Cover Page

           Report for the Calendar Year or Quarter Ended  September 30, 2011

 If amended report check here:     [ ]            Amendment Number

 This Amendment(check only one):   [ ] is a restatement
                                   [ ] adds new holding Entries


 Canadian Imperial Holdings Inc
 -------------------------------------------------------------------------------
 Name of Institutional Investment Manager

 425 Lexington Avenue, 3rd Floor            NEW YORK         NY         10017
 -------------------------------------------------------------------------------
 Business Address (Street)                   (City)        (State)      (Zip)

 13F File Number: 028-11290

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

 Person Signing this Report on Behalf of Reporting Manager:

 Jeffrey Thibeault            Chief Compliance Officer             212-667-8352
 -------------------------------------------------------------------------------
 Name                                 Title                           Phone




                                            /s/    Jeffrey Thibeault
                                        ----------------------------------------
                                            (Manual Signature of Person Duly
                                           Authorized to Submit this Report)

                                                NEW YORK, NY  11/10/2011
                                        ----------------------------------------
                                               Place and Date of Signing



 Report Type:

 [ x ]     13F HOLDINGS REPORT

 [   ]     13F NOTICE

 [   ]     13F COMBINATION REPORT





                             Form 13F SUMMARY PAGE

 Report Summary:

 Number of Other Included Managers:                        0
                                            ____________________
 Form 13F Information Table Entry Total:                  40
                                            ____________________
 Form 13F Information Table Value Total:  $           24,507
                                            ____________________
                                                (thousands)


 List of Other Managers Reporting for this Manager: NONE






________________________________________________________________________________

                                                              FORM 13F
                                                         INFORMATION TABLE

                                                                                                             PAGE 1
COL1                         COL2    COL3        COL4     COL5              COL6     COL7           COL8
                                                                                              VOTING AUTHORITY
                                                                            INVSTMNT
                              TITLE             FAIR MKT SHARES OR           DISCRETN       SHARES   SHARES   SHARES
                               OF                VALUE   PRINCIPAL            SOLE    OTHR   SOLE    SHARED    NONE
 NAME OF ISSUER               CLASS CUSIP NO    (X$1000)    AMOUNT     P/C     (A)    MGR     (A)      (B)      (C)
___________________________  _____ _________  _________ _________           ________      ________ ________ ________
 ALLSTATE CORP                 COM  020002101        264    11,145 SH        SOLE            11,145        0        0
 ALTRIA GROUP INC              COM  02209S103        331    12,332 SH        SOLE            12,332        0        0
 BANK OF AMERICA CORPORATION   COM  060505104        324    52,913 SH        SOLE            52,913        0        0
 BJS WHOLESALE CLUB INC        COM  05548J106        518    10,100 SH  PUT   SOLE            10,100        0        0
 BRISTOL MYERS SQUIBB CO       COM  110122108        483    15,386 SH        SOLE            15,386        0        0
 CEPHALON INC		       COM  156708109	     413     5,122 SH        SOLE             5,122        0        0
 CHEVRON CORP NEW              COM  166764100        561     6,060 SH        SOLE             6,060        0        0
 CONSOLIDATED EDISON INC       COM  209115104        241     4,221 SH        SOLE             4,221        0        0
 DELL INC                      COM  24702R101        323    22,835 SH        SOLE            22,835        0        0
 DOW CHEM CO                   COM  260543103        204     9,070 SH        SOLE             9,070        0        0
 DUKE ENERGY CORP NEW          COM  26441C105        257    12,835 SH        SOLE            12,835        0        0
 EXPRESS SCRIPTS INC           COM  302182100        371    10,000 SH  CALL  SOLE            10,000        0        0
 GOODRICH CORP                 COM  382388106      3,999    33,135 SH        SOLE            33,135        0        0
 GOODRICH CORP                 COM  382388106        965     8,000 SH  PUT   SOLE             8,000        0        0
 HERSHEY CO                    COM  427866108        304     5,130 SH        SOLE             5,130        0        0
 JPMORGAN CHASE & CO           COM  46625H100        283     9,391 SH        SOLE             9,391        0        0
 JOHNSON & JOHNSON             COM  478160104      1,134    17,812 SH        SOLE            17,812        0        0
 KINETIC CONCEPTS INC          COM  49460W208        264     4,000 SH        SOLE             4,000        0        0
 MEDCO HEALTH SOLUTIONS INC    COM  58405U102 	     568    12,117 SH        SOLE            12,117        0        0
 MERCK & CO INC NEW            COM  58933Y105        309     9,443 SH        SOLE             9,443        0        0
 MICRON TECHNOLOGY INC         COM  595112103         52    10,328 SH        SOLE            10,328        0        0
 MICROSOFT CORP                COM  594918104        241     9,692 SH        SOLE             9,692        0        0
 MOTOROLA MOBILITY HLDGS INC   COM  620097105      1,895    50,163 SH        SOLE            50,163        0        0
 MOTOROLA MOBILITY HLDGS INC   COM  620097105      1,205    31,900 SH  PUT   SOLE            31,900        0        0
 NALCO HOLDING COMPANY         COM  62985Q101        353    10,100 SH        SOLE            10,100        0        0
 NETLOGIC MICROSYSTEMS INC     COM  64118B100        986    20,500 SH        SOLE            20,500        0        0
 PENN MILLERS HLDG CORP        COM  707561106        201    10,000 SH        SOLE            10,000        0        0
 PEPSICO INC                   COM  713448108        407     6,577 SH        SOLE             6,577        0        0
 PFIZER INC                    COM  717081103        286    16,179 SH        SOLE            16,179        0        0
 PHARMERICA CORP               COM  71714F104        171    12,000 SH        SOLE            12,000        0        0
 PROCTER & GAMBLE CO           COM  742718109        357     5,658 SH        SOLE             5,658        0        0
 SANOFI			       COM  80105N113	     130    12,300 SH  CALL  SOLE            12,300        0        0
 SELECT SECTOR SPDR TR         SBI  81369Y605        591    50,000 SH        SOLE            50,000        0        0
 SOUTHERN CO                   COM  842587107        248     5,842 SH        SOLE             5,842        0        0
 SOUTHERN UN CO NEW            COM  844030106      1,545    38,079 SH        SOLE            38,079        0        0
 SOUTHERN UN CO NEW            COM  844030106        438    10,800 SH  CALL  SOLE            10,800        0        0
 TRANSATLANTIC HLDGS INC       COM  893521104        388     8,000 SH  PUT   SOLE             8,000        0        0
 VISA INC                      COM  92826C839      1,938    22,613 SH        SOLE            22,613        0        0
 WAL MART STORES INC           COM  931142103        590    11,361 SH        SOLE            11,361        0        0
 WELLS FARGO & CO NEW          COM  949746101        369    15,313 SH        SOLE            15,313        0        0

